Vanguard Real Estate Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2019

		Market
		Value
	Shares	($000)
Equity Real Estate Investment Trusts (REITs) (96.5%)1
Diversified REITs (5.1%)
WP Carey Inc.	165,409	14,804
VEREIT Inc.	1,025,104	10,026
Liberty Property Trust	151,538	7,779
STORE Capital Corp.	198,377	7,421
PS Business Parks Inc.	19,978	3,635
Colony Capital Inc.	450,187	2,710
American Assets Trust Inc.	47,440	2,217
Washington REIT	77,110	2,110
Lexington Realty Trust Class B	204,238	2,094
Empire State Realty Trust Inc.	145,225	2,072
Alexander & Baldwin Inc.	66,274	1,624
Essential Properties Realty Trust Inc.	70,900	1,624
Global Net Lease Inc.	81,029	1,580
Armada Hoffler Properties Inc.	50,335	911
iStar Inc.	62,474	815
Gladstone Commercial Corp.	29,414	691
One Liberty Properties Inc.	13,817	381
§ Winthrop Realty Trust	32,397	35
		62,529
Health Care REITs (10.1%)
Welltower Inc.	392,942	35,620
Ventas Inc.	347,885	25,406
HCP Inc.	463,552	16,516
Omega Healthcare Investors Inc.	208,466	8,712
Medical Properties Trust Inc.	427,620	8,364
Healthcare Trust of America Inc. Class A	198,693	5,838
Healthcare Realty Trust Inc.	125,449	4,203
Sabra Health Care REIT Inc.	174,167	3,999
National Health Investors Inc.	41,767	3,441
Physicians Realty Trust	180,586	3,206
CareTrust REIT Inc.	92,503	2,174
Senior Housing Properties Trust	230,389	2,132
LTC Properties Inc.	38,421	1,968
Universal Health Realty Income Trust	12,708	1,306
Community Healthcare Trust Inc.	17,353	773
New Senior Investment Group Inc.	80,535	538
		124,196
Hotel & Resort REITs (4.0%)
Host Hotels & Resorts Inc.	718,988	12,431
Park Hotels & Resorts Inc.	233,723	5,836
Service Properties Trust	159,716	4,119
Ryman Hospitality Properties Inc.	47,532	3,889
Pebblebrook Hotel Trust	127,005	3,533
Apple Hospitality REIT Inc.	207,138	3,434
Sunstone Hotel Investors Inc.	222,463	3,057
RLJ Lodging Trust	170,068	2,890
MGM Growth Properties LLC Class A	88,366	2,655
Xenia Hotels & Resorts Inc.	108,952	2,301

DiamondRock Hospitality Co.	194,542	1,994
Summit Hotel Properties Inc.	101,743	1,180
Chatham Lodging Trust	45,042	818
Hersha Hospitality Trust Class A	36,250	539
CorePoint Lodging Inc.	40,244	407
Ashford Hospitality Trust Inc.	94,335	312
Braemar Hotels & Resorts Inc.	26,792	252
		49,647
Industrial REITs (7.8%)
Prologis Inc.	612,561	52,203
Duke Realty Corp.	348,419	11,836
Americold Realty Trust	176,665	6,549
First Industrial Realty Trust Inc.	122,801	4,858
EastGroup Properties Inc.	35,771	4,472
Rexford Industrial Realty Inc.	101,244	4,457
STAG Industrial Inc.	122,399	3,608
Terreno Realty Corp.	61,507	3,142
Hannon Armstrong Sustainable Infrastructure Capital Inc.	61,869	1,804
Industrial Logistics Properties Trust	62,655	1,331
Monmouth Real Estate Investment Corp.	86,816	1,251
^ Innovative Industrial Properties Inc.	10,826	1,000
		96,511
Office REITs (9.0%)
Boston Properties Inc.	149,963	19,444
Alexandria Real Estate Equities Inc.	109,541	16,874
Vornado Realty Trust	166,564	10,605
Kilroy Realty Corp.	97,978	7,632
Douglas Emmett Inc.	156,970	6,723
SL Green Realty Corp.	81,910	6,696
Cousins Properties Inc.	140,978	5,299
Hudson Pacific Properties Inc.	149,779	5,012
JBG SMITH Properties	123,489	4,842
Highwoods Properties Inc.	100,638	4,523
Equity Commonwealth	117,644	4,029
Corporate Office Properties Trust	108,259	3,224
Brandywine Realty Trust	171,605	2,600
Piedmont Office Realty Trust Inc. Class A	120,935	2,525
Paramount Group Inc.	181,731	2,426
Columbia Property Trust Inc.	112,668	2,383
Mack-Cali Realty Corp.	87,234	1,889
Office Properties Income Trust	46,595	1,428
Easterly Government Properties Inc.	65,595	1,397
Franklin Street Properties Corp.	104,158	881
City Office REIT Inc.	38,414	553
		110,985
Residential REITs (14.8%)
Equity Residential	359,275	30,991
AvalonBay Communities Inc.	135,256	29,125
Essex Property Trust Inc.	63,759	20,827
Mid-America Apartment Communities Inc.	110,584	14,377
Invitation Homes Inc.	470,029	13,918
UDR Inc.	273,411	13,255
Sun Communities Inc.	87,986	13,061
Equity LifeStyle Properties Inc.	82,910	11,077
Camden Property Trust	93,835	10,417
Apartment Investment & Management Co.	144,320	7,525

American Homes 4 Rent Class A	261,377	6,767
American Campus Communities Inc.	132,984	6,394
Independence Realty Trust Inc.	87,866	1,257
NexPoint Residential Trust Inc.	18,136	848
Investors Real Estate Trust	11,349	847
Preferred Apartment Communities Inc. Class A	42,326	612
Front Yard Residential Corp.	49,478	572
UMH Properties Inc.	34,341	483
		182,353
Retail REITs (12.6%)
Simon Property Group Inc.	300,021	46,698
Realty Income Corp.	307,170	23,554
Regency Centers Corp.	162,063	11,262
Federal Realty Investment Trust	72,629	9,888
National Retail Properties Inc.	157,816	8,901
Kimco Realty Corp.	410,347	8,568
Brixmor Property Group Inc.	289,990	5,884
Spirit Realty Capital Inc.	96,026	4,596
Macerich Co.	110,043	3,476
Weingarten Realty Investors	118,767	3,460
Agree Realty Corp.	37,449	2,739
Retail Properties of America Inc.	205,973	2,538
Taubman Centers Inc.	59,627	2,434
Urban Edge Properties	117,416	2,324
Acadia Realty Trust	79,806	2,281
SITE Centers Corp.	140,234	2,119
Retail Opportunity Investments Corp.	110,433	2,013
^ American Finance Trust Inc.	103,234	1,441
^ Tanger Factory Outlet Centers Inc.	90,634	1,403
Seritage Growth Properties Class A	32,783	1,393
Kite Realty Group Trust	81,404	1,315
Getty Realty Corp.	33,537	1,075
RPT Realty	77,441	1,049
Alexander's Inc.	2,206	769
^ Washington Prime Group Inc.	180,008	745
Saul Centers Inc.	13,177	718
Urstadt Biddle Properties Inc. Class A	28,790	682
Retail Value Inc.	15,028	557
Whitestone REIT	34,725	478
^ Pennsylvania REIT	71,364	408
Spirit MTA REIT	42,040	355
Cedar Realty Trust Inc.	85,440	256
		155,379
Specialized REITs (33.1%)
American Tower Corp.	429,060	94,878
Crown Castle International Corp.	403,599	56,104
Equinix Inc.	81,622	47,080
Public Storage	152,380	37,374
SBA Communications Corp. Class A	109,959	26,517
Digital Realty Trust Inc.	202,217	26,250
Weyerhaeuser Co.	722,810	20,022
Extra Space Storage Inc.	123,701	14,451
VICI Properties Inc.	399,396	9,046
Iron Mountain Inc.	278,697	9,027
CyrusOne Inc.	109,995	8,701
Gaming and Leisure Properties Inc.	198,283	7,582

	Lamar Advertising Co. Class A	83,212	6,817
	CubeSmart	183,077	6,389
	EPR Properties	73,287	5,633
	Life Storage Inc.	45,205	4,765
	CoreSite Realty Corp.	35,801	4,362
	Outfront Media Inc.	138,118	3,837
	Rayonier Inc.	125,978	3,553
	QTS Realty Trust Inc. Class A	53,814	2,767
	PotlatchDeltic Corp.	66,042	2,713
	GEO Group Inc.	117,604	2,039
	CoreCivic Inc.	116,074	2,006
	Four Corners Property Trust Inc.	66,242	1,873
	National Storage Affiliates Trust	55,468	1,851
	Uniti Group Inc.	178,890	1,389
	CorEnergy Infrastructure Trust Inc.	12,205	576
	CatchMark Timber Trust Inc. Class A	47,483	507
	Jernigan Capital Inc.	20,845	401
			408,510
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,081,277)			1,190,110
Real Estate Management & Development (3.3%)1
Diversified Real Estate Activities (0.2%)
	RMR Group Inc. Class A	14,631	665
*	St. Joe Co.	34,711	595
*	Five Point Holdings LLC Class A	51,059	383
*	Tejon Ranch Co.	20,527	348
			1,991
Real Estate Development (0.4%)
*	Howard Hughes Corp.	39,696	5,145
*	Forestar Group Inc.	16,023	293
			5,438
Real Estate Operating Companies (0.3%)
	Kennedy-Wilson Holdings Inc.	124,625	2,732
*	FRP Holdings Inc.	6,769	325
			3,057
Real Estate Services (2.4%)
*	CBRE Group Inc. Class A	309,693	16,417
	Jones Lang LaSalle Inc.	50,059	6,961
*	Cushman & Wakefield plc	95,326	1,766
	Newmark Group Inc. Class A	144,339	1,308
*	Redfin Corp.	69,985	1,179
*	Marcus & Millichap Inc.	22,955	815
^	Realogy Holdings Corp.	109,531	732
	RE/MAX Holdings Inc. Class A	17,055	548
^,* eXp World Holdings Inc.		18,758	157
*	Altisource Portfolio Solutions SA	6,750	136
			30,019
Total Real Estate Management & Development (Cost $41,671)			40,505

	Coupon
Temporary Cash Investments (0.5%)1
Money Market Fund (0.5%)
2,3 Vanguard Market Liquidity Fund	2.098%		54,289	5,429

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	2.135%	11/14/19	100	100
Total Temporary Cash Investments (Cost $5,529)				5,529
Total Investments (100.3%) (Cost $1,128,477)				1,236,144
Other Assets and Liabilities-Net (-0.3%)				(3,302)
Net Assets (100%)				1,232,842

§ Security value determined using significant unobservable inputs.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,868,000.
* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $3,123,000 was received for securities on loan.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones U.S. Real Estate Index	December 2019	65	2,395	63

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

Real Estate Index Portfolio

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of
September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,230,580	—	35
Temporary Cash Investments	5,429	100	—
Futures Contracts—Assets[1]	10	—	—
Total	1,236,019	100	35
1 Represents variation margin on the last day of the reporting period.